LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Loss per share:
SCHEDULE OF COMPUTATIONS OF BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computations of basic and diluted loss per share:

	Three Months Ended		Six Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Net loss, as reported	$(18,385,903)	$(2,714,765)	$(19,738,913)	$(6,262,772
After tax interest adjustment	-	-	-	-
Net loss, if-converted basis	$(18,385,903)	$(2,714,765)	$(19,738,913)	$(6,262,772)
Weighted average basic shares	262,832,833	187,567,291	270,531,857	186,009,840
Dilutive securities and instruments:
Convertible preferred stock	-	-	-	-
Convertible notes	-	-	-	-
Stock options and warrants	-	-	-	-
Weighted average diluted shares	262,832,833	187,567,291	270,531,857	186,009,840
Loss per share:
Basic	$(0.07)	$(0.01)	$(0.07)	$(0.03)
Diluted	$(0.07)	$(0.01)	$(0.07)	$(0.03)

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2022	2021
Net loss	$(17,106,497)	$(1,235,021)

Weighted average basic and diluted shares	206,211,711	172,046,517
Earnings (loss) per share:
Basic and diluted	$(0.08)	$(0.01)

SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING

The following potentially dilutive securities and instruments were outstanding as of September 30, 2022, and September 30, 2021, but excluded from the table above:

	September 30, 2022	September 30, 2021
Convertible preferred stock	6,320,000	8,289,781
Convertible notes payable	246,123,029	156,381,169
Stock warrants	23,246,817	128,743,903
Total potential incremental shares	275,689,846	293,414,853

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2022	2021
Convertible notes payable	158,403,141	10,406,100
Stock warrants	68,475,290	34,128,212
Convertible Preferred Stock	7,307,589	20,879,530
Total potential incremental shares	234,186,020	65,413,842